Long-Term Notes (Details) $ in Thousands, $ in Millions		12 Months Ended
	Apr. 01, 2024 CAD ($)	Dec. 31, 2025 CAD ($) Rate	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 93,834	$ 1,932,890
Borrowings, interest rate	7.50%	105.205%			105.205%
Notional amount		$ 505,000
Changes in reported amount of U.S. denominated debt		$ 90,200
Borrowings, redeemable interest rate | Rate		103.807%
Net early redemption expense		$ 85,355	24,350
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		95,947	1,980,619
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ (2,113)	(47,729)
8.50% notes due April 1, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 800.0	$ 800.0
8.50% notes due April 1, 2030 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.50%			8.50%
8.50% notes due April 1, 2030 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 0	1,152,360
7.375% notes due March 15, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 575,000				$ 70.0	$ 575.0
Borrowings, redeemable interest rate	99.266%
7.375% notes due March 15, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.375%	7.375%			7.375%
7.375% notes due March 15, 2032 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes		$ 95,947	828,259
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.75%
Loan repayments		$ 1,800,000		$ 1,300.0
Net early redemption expense			$ 24,400